Consolidated Balance Sheets (Parenthetical) - USD ($)	Apr. 30, 2015	Jan. 31, 2015
Web equipment, net of depreciation	$ 29,496	$ 14,748
Accumulated amortization of intangible assets	73,498	36,749
Convertible note payable net of discount	$ 119,400	$ 208,950
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	650,000,000	650,000,000
Common stock, shares issued	178,019,156	161,732,000
Common stock, shares outstanding	178,019,156	161,732,000
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000	1,000
Preferred stock, shares issued	1,000	1,000
Preferred stock, shares outstanding	1,000	1,000
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Series C Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	100	100
Preferred stock, shares issued	8
Preferred stock, shares outstanding	8